Earnings per Share (Details 1)	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Weighted-average shares, basic and diluted
Weighted-average common shares outstanding	107,881,519	112,212,677	117,009,362
Weighted-average participating shares outstanding	946,378	1,051,274	1,156,389
Weighted-average shares outstanding	108,827,897	113,263,951	118,165,751
Dilutive effect of stock options	23,256	49,616	110,335
Weighted-average shares outstanding - assuming dilution	108,851,153	113,313,567	118,276,086